Exhibit 99
Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,669,398,082.33	74,643	54.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$359,200,000.00	0.32000%	April 15, 2016
Class A-2a Notes	$215,000,000.00	0.810%	January 15, 2018
Class A-2b Notes	$331,400,000.00	0.692%	January 15, 2018
Class A-3 Notes	$483,000,000.00	1.280%	September 15, 2019
Class A-4 Notes	$111,780,000.00	1.640%	June 15, 2020
Class B Notes	$47,380,000.00	2.030%	August 15, 2020
Class C Notes	$31,590,000.00	2.200%	November 15, 2020
Class D Notes	$31,590,000.00	2.700%	September 15, 2021
Total	$1,610,940,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,631,605.33

Principal:
Principal Collections	$24,188,294.71
Prepayments in Full	$12,786,187.22
Liquidation Proceeds	$606,132.73
Recoveries	$39,298.47
Sub Total	$37,619,913.13
Collections	$40,251,518.46

Purchase Amounts:
Purchase Amounts Related to Principal	$190,849.45
Purchase Amounts Related to Interest	$1,264.85
Sub Total	$192,114.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$40,443,632.76

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$40,443,632.76
Servicing Fee	$746,639.31	$746,639.31	$0.00	$0.00	$39,696,993.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$39,696,993.45
Interest - Class A-2a Notes	$36,235.28	$36,235.28	$0.00	$0.00	$39,660,758.17
Interest - Class A-2b Notes	$47,719.75	$47,719.75	$0.00	$0.00	$39,613,038.42
Interest - Class A-3 Notes	$515,200.00	$515,200.00	$0.00	$0.00	$39,097,838.42
Interest - Class A-4 Notes	$152,766.00	$152,766.00	$0.00	$0.00	$38,945,072.42
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,945,072.42
Interest - Class B Notes	$80,151.17	$80,151.17	$0.00	$0.00	$38,864,921.25
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,864,921.25
Interest - Class C Notes	$57,915.00	$57,915.00	$0.00	$0.00	$38,807,006.25
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$38,807,006.25
Interest- Class D Notes	$71,077.50	$71,077.50	$0.00	$0.00	$38,735,928.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$38,735,928.75
Regular Principal Payment	$35,462,204.31	$35,462,204.31	$0.00	$0.00	$3,273,724.44
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$3,273,724.44
Residual Released to Depositor	$0.00	$3,273,724.44	$0.00	$0.00	$0.00
Total		$40,443,632.76

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$35,462,204.31
Total					$35,462,204.31
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$13,953,832.22	$64.90	$36,235.28	$0.17	$13,990,067.50	$65.07
Class A-2b Notes	$21,508,372.09	$64.90	$47,719.75	$0.14	$21,556,091.84	$65.04
Class A-3 Notes	$0.00	$0.00	$515,200.00	$1.07	$515,200.00	$1.07
Class A-4 Notes	$0.00	$0.00	$152,766.00	$1.37	$152,766.00	$1.37
Class B Notes	$0.00	$0.00	$80,151.17	$1.69	$80,151.17	$1.69
Class C Notes	$0.00	$0.00	$57,915.00	$1.83	$57,915.00	$1.83
Class D Notes	$0.00	$0.00	$71,077.50	$2.25	$71,077.50	$2.25
Total	$35,462,204.31	$22.01	$961,064.70	$0.60	$36,423,269.01	$22.61

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$53,681,895.83	0.2496832	$39,728,063.61	0.1847817
Class A-2b Notes	$82,745,024.53	0.2496832	$61,236,652.44	0.1847817
Class A-3 Notes	$483,000,000.00	1.0000000	$483,000,000.00	1.0000000
Class A-4 Notes	$111,780,000.00	1.0000000	$111,780,000.00	1.0000000
Class B Notes	$47,380,000.00	1.0000000	$47,380,000.00	1.0000000
Class C Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Class D Notes	$31,590,000.00	1.0000000	$31,590,000.00	1.0000000
Total	$841,766,920.36	0.5225315	$806,304,716.05	0.5005182

Pool Information
Weighted Average APR	3.506%	3.498%
Weighted Average Remaining Term	42.45	41.64
Number of Receivables Outstanding	50,791	49,563
Pool Balance	$895,967,169.35	$857,672,896.46
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$846,859,437.49	$810,822,819.09
Pool Factor	0.5367007	0.5137618

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,346,990.41
Targeted Credit Enhancement Amount	$12,865,093.45
Yield Supplement Overcollateralization Amount	$46,850,077.37
Targeted Overcollateralization Amount	$51,368,180.41
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$51,368,180.41

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,346,990.41
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,346,990.41
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,346,990.41

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		138	$522,808.78
(Recoveries)		61	$39,298.47
Net Loss for Current Collection Period			$483,510.31
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6476%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4470%
Second Prior Collection Period			0.4676%
Prior Collection Period			0.4619%
Current Collection Period			0.6617%
Four Month Average (Current and Prior Three Collection Periods)			0.5095%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,583	$5,632,918.91
(Cumulative Recoveries)			$342,908.31
Cumulative Net Loss for All Collection Periods			$5,290,010.60
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3169%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,180.77
Average Net Loss for Receivables that have experienced a Realized Loss			$2,048.01

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.31%	541	$11,194,340.73
61-90 Days Delinquent	0.17%	70	$1,420,006.32
91-120 Days Delinquent	0.05%	17	$401,467.41
Over 120 Days Delinquent	0.07%	27	$637,101.17
Total Delinquent Receivables	1.59%	655	$13,652,915.63

Repossession Inventory:
Repossessed in the Current Collection Period		31	$629,390.01
Total Repossessed Inventory		53	$1,212,608.74

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1902%
Prior Collection Period			0.1851%
Current Collection Period			0.2300%
Three Month Average			0.2018%

Ford Credit Auto Owner Trust 2015-A
Monthly Investor Report

Collection Period	June 2016
Payment Date	7/15/2016
Transaction Month	16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer